Summary of Significant Accounting Policies - Summary of Fair Values of Financial Assets and Liabilities and Carrying Amounts (Detail) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	€ 44,314,050	€ 45,459,836	€ 76,589,129	€ 73,928,661
Financial Assets at Fair Value through Profit or Loss	20,454,949	44,581,264
Other Financial Assets at Amortized Cost	207,735,195	268,922,724
Accounts Receivable	15,081,702,000	17,732,933,000
Other Receivables	1,613,000	147,000
thereof Financial Assets	1,217,000	81,000
Current Assets	289,199,000	376,844,000
Other Financial Assets at Amortized Cost, Net of Current Portion	84,922,176	95,749,059
Shares at Fair Value through Other Comprehensive Income	14,076,836	232,000
Prepaid Expenses and Other Assets, Net of Current Portion	1,136,030	2,981,716
thereof Non-Financial Assets	147,000	2,271,000
Non-current Assets	100,135,000	98,963,000
Total	389,334,000	475,807,000
Accounts Payable and Accruals	(57,041,902)	(44,760,615)
Current Portion of Lease Liabilities	(2,026,000)	0
Current Liabilities	(59,569,000)	(44,761,000)
Lease Liabilities, Net of Current Portion	(40,041,581)	0
Non-current Liabilities	(40,042,000)	(72,000)
Total	(99,611,000)	(44,833,000)
Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	20,455,000	44,581,000
Shares at Fair Value through Other Comprehensive Income	13,690,000
Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	396,000	66,000
Other Financial Assets at Amortized Cost, Net of Current Portion	84,922,000	95,749,000
thereof Restricted Cash	989,000	711,000
Convertible Bonds - Liability Component, Current	(12,000)
Convertible Bonds - Liability Component, Non-current		(72,000)
Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	387,000	232,000
Fair value [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	20,455,000
Fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss		44,581,000
Shares at Fair Value through Other Comprehensive Income	13,690,000
Fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	396,000	66,000
Other Financial Assets at Amortized Cost, Net of Current Portion	84,922,000	95,749,000
thereof Restricted Cash	989,000	701,000
Convertible Bonds - Liability Component, Current	(12,000)
Convertible Bonds - Liability Component, Non-current		(72,000)
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	387,000	232,000
Financial Assets at Fair Value (Through Other Comprehensive Income) [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0	0
Other Financial Assets at Amortized Cost	0	0
Accounts Receivable	0	0
Current Assets	0	0
Non-current Assets	14,077,000	232,000
Total	14,077,000	232,000
Accounts Payable and Accruals	0	0
Current Liabilities	0	0
Non-current Liabilities	0	0
Total	0	0
Financial Assets at Fair Value (Through Other Comprehensive Income) [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0	0
Shares at Fair Value through Other Comprehensive Income	13,690,000
Financial Assets at Fair Value (Through Other Comprehensive Income) [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	0	0
Other Financial Assets at Amortized Cost, Net of Current Portion	0	0
thereof Restricted Cash	0	0
Convertible Bonds - Liability Component, Current	0
Convertible Bonds - Liability Component, Non-current		0
Financial Assets at Fair Value (Through Other Comprehensive Income) [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	387,000	232,000
Financial Liabilities at Amortized Cost [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0	0
Other Financial Assets at Amortized Cost	0	0
Accounts Receivable	0	0
Current Assets	0	0
Non-current Assets	0	0
Total	0	0
Accounts Payable and Accruals	(57,042,000)	(44,761,000)
Current Liabilities	(57,054,000)	(44,761,000)
Non-current Liabilities	0	(72,000)
Total	(57,054,000)	(44,833,000)
Financial Liabilities at Amortized Cost [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0	0
Shares at Fair Value through Other Comprehensive Income	0
Financial Liabilities at Amortized Cost [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	0	0
Other Financial Assets at Amortized Cost, Net of Current Portion	0	0
thereof Restricted Cash	0	0
Convertible Bonds - Liability Component, Current	(12,000)
Convertible Bonds - Liability Component, Non-current		(72,000)
Financial Liabilities at Amortized Cost [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	0	0
Financial Liabilities at Fair Value [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0	0
Other Financial Assets at Amortized Cost	0	0
Accounts Receivable	0	0
Current Assets	0	0
Non-current Assets	0	0
Total	0	0
Accounts Payable and Accruals	0	0
Current Liabilities	0	0
Non-current Liabilities	0	0
Total	0	0
Financial Liabilities at Fair Value [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0	0
Shares at Fair Value through Other Comprehensive Income	0
Financial Liabilities at Fair Value [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	0	0
Other Financial Assets at Amortized Cost, Net of Current Portion	0	0
thereof Restricted Cash	0	0
Convertible Bonds - Liability Component, Current	0
Convertible Bonds - Liability Component, Non-current		0
Financial Liabilities at Fair Value [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	0	0
Not classified into a Measurement Category [member]
Disclosure of significant accounting policies [line items]
thereof Non-Financial Assets	147,000	2,271,000
Non-current Assets	147,000	2,271,000
Total	147,000	2,271,000
Current Portion of Lease Liabilities	(2,515,000)
Lease Liabilities, Net of Current Portion	(40,042,000)
Financial Assets at Amortized Cost [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	44,314,000	45,460,000
Other Financial Assets at Amortized Cost	207,735,000	268,923,000
Accounts Receivable	15,082,000	17,733,000
thereof Financial Assets	1,217,000	81,000
Current Assets	268,348,000	332,197,000
Non-current Assets	85,911,000	96,460,000
Total	354,259,000	428,657,000
Accounts Payable and Accruals	0	0
Current Liabilities	0	0
Non-current Liabilities	0	0
Total	0	0
Financial Assets at Amortized Cost [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	0	0
Shares at Fair Value through Other Comprehensive Income	0
Financial Assets at Amortized Cost [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	0	0
Other Financial Assets at Amortized Cost, Net of Current Portion	84,922,000	95,749,000
thereof Restricted Cash	989,000	711,000
Convertible Bonds - Liability Component, Current	0
Convertible Bonds - Liability Component, Non-current		0
Financial Assets at Amortized Cost [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	0	0
Financial Assets at Fair Value (Through Profit or Loss) [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0	0
Other Financial Assets at Amortized Cost	0	0
Accounts Receivable	0	0
Current Assets	20,851,000	44,647,000
Non-current Assets	0	0
Total	20,851,000	44,647,000
Accounts Payable and Accruals	0	0
Current Liabilities	0	0
Non-current Liabilities	0	0
Total	0	0
Financial Assets at Fair Value (Through Profit or Loss) [member] | Level 1 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Financial Assets at Fair Value through Profit or Loss	20,455,000	44,581,000
Shares at Fair Value through Other Comprehensive Income	0
Financial Assets at Fair Value (Through Profit or Loss) [member] | Level 2 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
thereof Forward Exchange Contracts used for Hedging	396,000	66,000
Other Financial Assets at Amortized Cost, Net of Current Portion	0	0
thereof Restricted Cash	0	0
Convertible Bonds - Liability Component, Current	0
Convertible Bonds - Liability Component, Non-current		0
Financial Assets at Fair Value (Through Profit or Loss) [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant accounting policies [line items]
Shares at Fair Value through Other Comprehensive Income	€ 0	€ 0